GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
June 1, 2015

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

Supplement to Prospectus

dated April 1, 2015

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following changes will take effect on September 1, 2015

The fund will change its name to "General New York AMT-Free Municipal Money Market Fund."

The following will be added as the second sentence of the second paragraph in the sections entitled "Fund Summary—General New York Municpal Money Market Fund—Principal Investment Strategy" and "Fund Details—General New York Municipal Money Market Fund—Goal and Approach":
The fund does not invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

The last sentence of the third paragraph in the section entitled "Fund Summary—General New York Municpal Money Market Fund—Principal Investment Strategy" will be deleted.